Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2014	137,960,194	(32,496,457)	105,463,737
- Depreciation for the year	-	(12,137,445)	(12,137,445)
- Purchase of vessel	21,323,935	-	21,323,935
- Impairment loss	(18,894,213)	15,394,213	(3,500,000)
Balance, December 31, 2014	140,389,916	(29,239,689)	111,150,227
- Depreciation for the year	-	(10,995,023)	(10,995,023)
- Sale of vessels	(10,550,000)	3,666,244	(6,883,756)
- Vessel held for sale	(5,091,539)	777,843	(4,313,696)
Balance, December 31, 2015	124,748,377	(35,790,625)	88,957,752